Income Tax - Components of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Jun. 26, 2021	Dec. 26, 2020	Dec. 28, 2019
Deferred tax assets:
Accrued compensation and other benefits		$ 2	$ 2
Deferred revenue		24	20
Share-based compensation		3
Net operating losses		74	31
Credits		51	10
Intangibles		151
Interest expense carryforward		5	2
Other		0
Total deferred tax assets		310	65
Deferred tax liabilities:
Licenses and intangibles			(6)
Unremitted earnings of non-US subsidiaries		(1)	(2)
Investment in partnership		(78)	(188)
Other		0
Total deferred tax liabilities		(79)	(196)
Valuation allowance		(212)	(4)
Net deferred tax assets (liabilities)		(19)	(135)
Deferred tax assets	$ 25	24	21
Net deferred tax assets (liabilities)	$ (7)	$ (5)	$ (156)